INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,997,603	$ 2,915,633
Compania de Financiamiento TUYA S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financing Services	Financing Services
Country	Colombia	Colombia
P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Renewable energies	Renewable energies
Country	Colombia	Colombia
Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of the customers loyalty	Administration of the customers loyalty
Country	Colombia	Colombia
Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment in infrastructure projects	Investment in infrastructure projects
Country	Colombia	Colombia
Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital electronic billing services	Digital electronic billing services
Country	Colombia	Colombia
P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Sustainable mobility services	Sustainable mobility services
Country	Colombia	Colombia
P.A. Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Inventory finance and comprehensive logistics operation	Inventory finance and comprehensive logistics operation
Country	Colombia	Colombia
P.A. Finsocial
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Purchase and sale of loans and receivables
Country	Colombia
P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia
Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Purchase and sale of loans and receivables
Country	Colombia
Joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 471,530	$ 615,183	$ 582,403
Joint ventures | Compania de Financiamiento TUYA S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 410,324	$ 564,998	$ 546,633
Joint ventures | P.A. Laurel
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 27,364	$ 22,150
Joint ventures | Puntos Colombia S.A.S
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 10,922	$ 11,514
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	25.90%	25.90%
Investments	$ 10,588	$ 10,159
Joint ventures | Ecosistemas Digitales de Negocio S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 6,293	$ 3,832
Joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 2,684	$ 2,351
Joint ventures | P.A. Blup
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%	50.00%
Investments	$ 3,313	$ 179
Joint ventures | P.A. Finsocial
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%
Investments	$ 42
Joint ventures | P.A Reintegra
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	46.00%	46.00%
Investments	$ 0	$ 0
Joint ventures | Avicapital
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Percentage of Ownership interest	50.00%
Investments	$ 0